Other Financial Liabilities - Additional information (Detail) S/ in Millions, $ in Millions						3 Months Ended		12 Months Ended
	Apr. 01, 2018	Oct. 01, 2017	Jun. 27, 2017	Jun. 24, 2017 PEN (S/)	Jun. 24, 2017 USD ($)	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 PEN (S/)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 PEN (S/)	Dec. 31, 2015 USD ($)
Credit Suisse Syndicated Loan [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Consolidated leverage ratio						350.00%
Credit Suisse Syndicated Loan [Member] | GSP Project [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, maturity			December, 2020
Credit Suisse Syndicated Loan [Member] | GSP Project [Member] | First year of repayment [member]
Disclosure Of Other Financial Liabilities [Line Items]
Repayment as percentage of proceeds of asset sales			40.00%
Credit Suisse Syndicated Loan [Member] | GSP Project [Member] | Second year of repayment [member]
Disclosure Of Other Financial Liabilities [Line Items]
Repayment as percentage of proceeds of asset sales			30.00%
Credit Suisse Syndicated Loan [Member] | GSP Project [Member] | London Inter Bank Rate [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, adjustment to interest rate basis			4.90%
Term Loan One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, maturity								June, 2020
Term Loan One [Member] | First year of repayment [member]
Disclosure Of Other Financial Liabilities [Line Items]
Repayment as percentage of proceeds of asset sales								40.00%
Term Loan One [Member] | Second year of repayment [member]
Disclosure Of Other Financial Liabilities [Line Items]
Repayment as percentage of proceeds of asset sales								30.00%
Term Loan One [Member] | London Inter Bank Rate [Member] | First year of repayment [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, adjustment to interest rate basis								4.50%			4.50%
Term Loan One [Member] | London Inter Bank Rate [Member] | Second year of repayment [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, adjustment to interest rate basis								5.00%			5.00%
Term Loan One [Member] | London Inter Bank Rate [Member] | Third year of repayment [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, adjustment to interest rate basis								5.50%			5.50%
Term Loan One [Member] | Credit Suisse Syndicated Loan [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Term loan credit agreement															S/ 672.0	$ 200.0
Initial term of loan								5 years
Current portion of outstanding balance								S/ 263.2	S/ 498.8		$ 81.1			$ 148.5
Term Loan One [Member] | Credit Suisse Syndicated Loan [Member] | three months LIBOR [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, adjustment to interest rate basis								3.90%			3.90%
Term Loan One [Member] | GSP Bridge Loan [member]
Disclosure Of Other Financial Liabilities [Line Items]
Outstanding loan amount								S/ 235.2			$ 72.5
Term Loan One [Member] | Natixis, BBVA, SMBC and MUFJ [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Outstanding loan amount												S/ 264.8	$ 78.7
Gasoducto Sur Peruano S A [member] | GSP Bridge Loan [member]
Disclosure Of Other Financial Liabilities [Line Items]
Guarantee obligation				S/ 433.3	$ 129.0				S/ 433.3	$ 129.0
Bottom of range [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, interest rate								7.00%	6.75%		7.00%			6.75%	5.30%	5.30%
Bottom of range [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, interest rate								2.40%	1.30%		2.40%			1.30%
Bottom of range [member] | Subsequent Event [Member] | Credit Suisse Syndicated Loan [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Consolidated EBITDA to consolidated interest expense ratio	350.00%
Debt service coverage ratio	150.00%
Bottom of range [member] | Fixed interest rate [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, interest rate								1.00%	3.30%		1.00%			3.30%
Top of range [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, interest rate								11.22%	8.90%		11.22%			8.90%	9.50%	9.50%
Top of range [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, interest rate								13.80%	14.30%		13.80%			14.30%
Top of range [member] | Credit Suisse Syndicated Loan [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Consolidated leverage ratio		250.00%					350.00%
Top of range [member] | Term Loan One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Consolidated leverage ratio								350.00%
Top of range [member] | Fixed interest rate [member]
Disclosure Of Other Financial Liabilities [Line Items]
Borrowings, interest rate								14.40%	13.90%		14.40%			13.90%